SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2007	Mar. 17, 2014 Subsequent Event [Member]	Jun. 10, 2014 Subsequent Event [Member] Verisae [Member]	Jun. 10, 2014 Subsequent Event [Member] Verisae [Member] Minimum [Member]	Jun. 10, 2014 Subsequent Event [Member] Verisae [Member] Maximum [Member]
Subsequent Event [Line Items]
Long-term Debt, Gross				$ 600
Debt Conversion, Converted Instrument, Shares Issued	30,000	15,380		363,636
Share Price			$ 1.65	$ 1.65
Payments to Acquire Businesses, Gross					$ 18,825
Business Acquisition, Share Price						$ 3.15	$ 3.40
Business Acqusition Closing Of Merger					Closing is expected within approximately 75 days of the signing date of the merger agreement, subject to regulatory approvals in Israel and approval by the Companys shareholders.